Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 04, 2020	Dec. 31, 2019	Oct. 02, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Services revenue		¥ 70,861	¥ 62,440
Equity interest	100.00%
Purchase consideration transferred related to disposal of subsidiary	¥ 64,000
Gain resulting from assets transfer	¥ 6,562
Former Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of transfer of consideration	99.90%
Third Party
Related Party Transaction [Line Items]
Percentage of transfer of consideration	0.10%
Cash Affiliates
Related Party Transaction [Line Items]
Termination expenses				¥ 50,000
Shareholder Affiliates
Related Party Transaction [Line Items]
Termination expenses				¥ 11,000